OTHER NON-OPERATING GAIN / (LOSS), NET - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of attribution of expenses by nature to their function [line items]
Insurance compensation received	$ 10
Non-Operating Income
Disclosure of attribution of expenses by nature to their function [line items]
Insurance compensation received	5
Operating Income
Disclosure of attribution of expenses by nature to their function [line items]
Insurance compensation received	$ 5